Victory Global Equity Fund | Victory Global Equity Fund
Victory Global Equity Fund
Investment Objective
The Fund seeks to provide long-term growth and capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your investment professional and in Investing with Victory on page 16 of the Fund's Prospectus and on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Global Equity Fund		Class A		Class C		Class I	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		5.75%		none		none	none	[1]
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)		none	[2]	1.00%	[3]	none	none	[1]
Redemption Fees (as a percentage of the amount redeemed)	[4]	2.00%		2.00%		2.00%	2.00%	[1]
[1]	Expenses for Class R shares are estimated for the current fiscal year because Class R shares are new as of the date of this prospectus.
[2]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 20.
[3]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
[4]	This fee only applies to Fund shares redeemed or exchanged within the first 30 days of their acquisition by either a purchase or exchange.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Global Equity Fund		Class A	Class C	Class I	Class R
Management Fees		0.80%	0.80%	0.80%	0.80%	[1]
Distribution (12b-1) Fees		none	1.00%	none	0.50%	[1]
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)		1.52%	1.38%	1.40%	5.16%	[1]
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%	0.02%	[1]
Total Annual Fund Operating Expenses		2.34%	3.20%	2.22%	6.48%	[1]
Fee Waiver/Expense Reimbursement		(0.92%)	(1.03%)	(1.05%)	(4.79%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.42%	2.17%	1.17%	1.69%	[1]
[1]	Expenses for Class R shares are estimated for the current fiscal year because Class R shares are new as of the date of this prospectus.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class R shares do not exceed 1.40%, 2.15%, 1.15% and 1.67%, until at least February 28, 2020, February 28, 2020, February 28, 2020 and February 28, 2018, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limit in effect at the time of recoupment or reimbursement.

Example:

The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Global Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	711	998	1,307	2,518
Class C	320	679	1,164	2,877
Class I	119	372	644	1,840
Class R	172	533	918	4,592

The following Example makes the same assumptions as the Example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Global Equity Fund Class C	220	679	1,164	2,877

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. and foreign equity securities of companies of any size, located in any country, including countries with developing or emerging markets. The equity securities in which the Fund invests may include preferred stock and securities with equity-like characteristics. The Fund's equity investments may take the form of depository receipts and exchange-traded funds.

When making investment decisions, the Adviser employs a life cycle-based approach to identify companies with a favorable combination of company fundamentals and valuation.

For purposes of these investment strategies, "net assets" include any borrowing for investment purposes.

Under normal circumstances, the Fund:

■  Will invest at least 80% of its net assets in equity securities (the Fund will not change this policy unless it notifies shareholders at least 60 days in advance);

■  Will invest a significant amount of its assets in equity securities of companies domiciled outside the U.S. or with significant business and/or assets outside the U.S.;

■  Will invest at least 20% of its net assets in U.S. dollar-denominated securities; and

■  May invest up to 20% of its net assets in cash or cash equivalents.

Principal Risks

The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

■  The market values of the securities acquired by the Fund decline.

■  Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

■  Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

■  Mid cap stocks fall out of favor relative to stocks of larger or smaller companies.

■  Smaller companies lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

■  A company's earnings do not increase as expected.

■  The portfolio manager does not execute the Fund's principal investment strategies effectively.

■  Returns are reduced as a result of actively trading the Fund's portfolio.

■  An investment company in which the Fund invests does not achieve its investment objective.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class R shares as the share class is new as of the date of this Prospectus.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 14.15% (quarter ended March 31, 2012) Lowest -19.00% (quarter ended September 30, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2012)
Average Annual Returns Victory Global Equity Fund	Label	1 Year	Since Inception		Inception Date
Class A	CLASS A Before Taxes	7.96%	5.86%	[1]	Mar. 18, 2010
Class C	CLASS C Before Taxes	12.73%	7.34%	[1]	Mar. 18, 2010
Class I	CLASS I Before Taxes	14.80%	8.39%	[1]	Mar. 18, 2010
After Taxes on Distributions Class A	CLASS A After Taxes on Distributions	7.84%	5.63%	[1]
After Taxes on Distributions and Sales Class A	CLASS A After Taxes on Distributions and Sale of Fund Shares	5.65%	5.04%	[1]
MSCI AC World Index	MSCI AC World Index	16.80%	6.55%	[1]
[1]	Performance is from March 18, 2010 inception date of Class A, Class C and Class I shares.